OTHER EXPENSES BY FUNCTION (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER EXPENSES BY FUNCTION
Contingencies and non-operating fees	$ (15,924,999)	$ (19,376,723)	$ (11,145,708)
Tax on bank debits	(7,112,673)	(7,862,779)	(4,403,347)
Write-offs, disposals and loss on sale of property, plant and equipment	(3,823,917)	(5,805,588)	(8,072,422)
Others	(3,252,844)	(3,604,939)	(2,820,106)
Total	$ (30,114,433)	$ (36,650,029)	$ (26,441,583)